Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Scharf ETF
Shareholder Report [Line Items]
Fund Name	Scharf ETF
Class Name	TF
Trading Symbol	KAT
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Scharf ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://scharfetfs.com/kat/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharfetfs.com/kat/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Scharf ETF	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
We continue to emphasize quality, valuation discipline, and mitigate downside risk. The Fund underperformed its broad-based benchmark as speculation and concentration in the S&P 500 continued to dominate performance for the period. However, history shows that fundamentals eventually reassert themselves. When that rotation occurs—from speculation to profitability, and from momentum to value—we believe our strategy will be well positioned to deliver durable, long-term results.
We believe our focus on company fundamentals enables clients to maintain equity exposure confidently, even amid elevated market valuations. In our view, time in the market, not timing the market, is the foundation of lasting investment success. By investing in high-quality, low-risk businesses with predictable and growing earnings, we apply a disciplined and repeatable process that frequently uncovers overlooked opportunities. While today’s market may favor “story stocks,” we remain confident that, over the long run, earnings fundamentals will prevail.

Top Contributors
↑	McKesson Corporation
↑	Oracle Corporation
↑	UnitedHealth Group Incorporated

Top Detractors
↓	Centene Corporation
↓	Fiserv, Inc.
↓	U-Haul Holding Company Series N Non-Voting

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Scharf ETF NAV	6.80	11.12	9.88
S&P 500 TR	17.60	16.47	15.30
Russell 1000 Value Total Return	9.44	13.88	10.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://scharfetfs.com/kat/ for more recent performance information.
Net Assets	$ 785,236,588
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 3,183,111
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$785,236,588
Number of Holdings	39
Net Advisory Fee	$3,183,111
Portfolio Turnover	50%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
McKesson Corp.	6.1%
Microsoft Corp.	5.9%
Oracle Corp.	4.8%
Occidental Petroleum Corp.	4.3%
Brookfield Corp.	4.2%
Union Pacific Corp.	4.2%
Novartis AG	4.1%
Visa, Inc.	4.1%
Berkshire Hathaway, Inc.	4.0%
Markel Group, Inc.	4.0%

Top Sectors	(%)
Financials	28.4%
Health Care	22.2%
Information Technology	14.9%
Industrials	12.1%
Communication Services	4.6%
Materials	4.6%
Energy	4.3%
Consumer Staples	4.2%
Consumer Discretionary	2.2%
Cash & Other	2.5%
[1]
Updated Prospectus Web Address	https://scharfetfs.com/kat/
Retail Class
Shareholder Report [Line Items]
Fund Name	Scharf Multi-Asset Opportunity Fund
Class Name	Retail Class
Trading Symbol	LOGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$125	1.20%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
We continue to emphasize quality, valuation discipline, and mitigate downside risk. The Fund underperformed its broad-based benchmark as speculation and concentration in the S&P 500 continued to dominate performance for the period. However, history shows that fundamentals eventually reassert themselves. When that rotation occurs—from speculation to profitability, and from momentum to value—we believe our strategy will be well positioned to deliver durable, long-term results.
We believe our focus on company fundamentals enables clients to maintain equity exposure confidently, even amid elevated market valuations. In our view, time in the market, not timing the market, is the foundation of lasting investment success. By investing in high-quality, low-risk businesses with predictable and growing earnings, we apply a disciplined and repeatable process that frequently uncovers overlooked opportunities. While today’s market may favor “story stocks,” we remain confident that, over the long run, earnings fundamentals will prevail.

Top Contributors
↑	McKesson Corporation
↑	Oracle Corporation
↑	Brookfield Corporation

Top Detractors
↓	Centene Corporation
↓	Fiserv, Inc.
↓	U-Haul Holding Company Series N Non-Voting

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/21/2016)
Retail Class	8.63	8.76	8.48
S&P 500 TR	17.60	16.47	16.07
Bloomberg US Aggregate Bond Index	2.88	-0.45	1.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.
Net Assets	$ 50,317,607
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 218,305
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$50,317,607
Number of Holdings	66
Net Advisory Fee	$218,305
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
McKesson Corp.	5.1%
SPDR Gold Shares	4.3%
Microsoft Corp.	4.3%
Oracle Corp.	3.7%
iShares Silver Trust	3.6%
Brookfield Corp.	3.5%
Berkshire Hathaway, Inc.	3.5%
Tennessee Valley Authority	3.1%
Novartis AG	3.0%
Visa, Inc.	2.9%

Top Sectors	(%)
Financials	21.5%
Health Care	16.3%
Information Technology	12.6%
Industrials	9.1%
Government	8.1%
Consumer Staples	3.3%
Communication Services	3.2%
Utilities	3.1%
Energy	2.8%
Cash & Other	20.0%
[2]
Updated Prospectus Web Address	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Scharf Multi-Asset Opportunity Fund
Class Name	Institutional Class
Trading Symbol	LOGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
We continue to emphasize quality, valuation discipline, and mitigate downside risk. The Fund underperformed its broad-based benchmark as speculation and concentration in the S&P 500 continued to dominate performance for the period. However, history shows that fundamentals eventually reassert themselves. When that rotation occurs—from speculation to profitability, and from momentum to value—we believe our strategy will be well positioned to deliver durable, long-term results.
We believe our focus on company fundamentals enables clients to maintain equity exposure confidently, even amid elevated market valuations. In our view, time in the market, not timing the market, is the foundation of lasting investment success. By investing in high-quality, low-risk businesses with predictable and growing earnings, we apply a disciplined and repeatable process that frequently uncovers overlooked opportunities. While today’s market may favor “story stocks,” we remain confident that, over the long run, earnings fundamentals will prevail.

Top Contributors
↑	McKesson Corporation
↑	Oracle Corporation
↑	Brookfield Corporation

Top Detractors
↓	Centene Corporation
↓	Fiserv, Inc.
↓	U-Haul Holding Company Series N Non-Voting

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.92	9.04	8.20
S&P 500 TR	17.60	16.47	15.30
Bloomberg US Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.
Net Assets	$ 50,317,607
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 218,305
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$50,317,607
Number of Holdings	66
Net Advisory Fee	$218,305
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
McKesson Corp.	5.1%
SPDR Gold Shares	4.3%
Microsoft Corp.	4.3%
Oracle Corp.	3.7%
iShares Silver Trust	3.6%
Brookfield Corp.	3.5%
Berkshire Hathaway, Inc.	3.5%
Tennessee Valley Authority	3.1%
Novartis AG	3.0%
Visa, Inc.	2.9%

Top Sectors	(%)
Financials	21.5%
Health Care	16.3%
Information Technology	12.6%
Industrials	9.1%
Government	8.1%
Consumer Staples	3.3%
Communication Services	3.2%
Utilities	3.1%
Energy	2.8%
Cash & Other	20.0%
[3]
Updated Prospectus Web Address	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/
Scharf Global Opportunity ETF
Shareholder Report [Line Items]
Fund Name	Scharf Global Opportunity ETF
Class Name	TF
Trading Symbol	GKAT
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Scharf Global Opportunity ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://scharfetfs.com/gkat/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharfetfs.com/gkat/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Scharf Global Opportunity ETF	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
We continue to emphasize quality, valuation discipline, and mitigate downside risk. The Fund underperformed its broad-based benchmark as speculation and concentration in the MSCI All Country World Index continued to dominate performance for the period. However, history shows that fundamentals eventually reassert themselves. When that rotation occurs—from speculation to profitability, and from momentum to value—we believe our strategy will be well positioned to deliver durable, long-term results.
We believe our focus on company fundamentals enables clients to maintain equity exposure confidently, even amid elevated market valuations. In our view, time in the market, not timing the market, is the foundation of lasting investment success. By investing in high-quality, low-risk businesses with predictable and growing earnings, we apply a disciplined and repeatable process that frequently uncovers overlooked opportunities. While today’s market may favor “story stocks,” we remain confident that, over the long run, earnings fundamentals will prevail.

Top Contributors
↑	Oracle Corporation
↑	McKesson Corporation
↑	Airbus SE Unsponsored ADR

Top Detractors
↓	Centene Corporation
↓	Fiserv, Inc.
↓	Comcast Corporation Class A

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Scharf Global Opportunity ETF NAV	10.87	10.61	10.29
MSCI ACWI Net Total Return Index (USD)	17.27	13.54	11.91

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://scharfetfs.com/gkat/ for more recent performance information.
Net Assets	$ 127,267,700
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 45,725
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$127,267,700
Number of Holdings	44
Net Advisory Fee	$45,725
Portfolio Turnover	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Sectors	(%)
Health Care	27.3%
Financials	27.2%
Information Technology	13.5%
Industrials	9.5%
Materials	5.2%
Consumer Staples	4.4%
Communication Services	3.9%
Energy	3.2%
Consumer Discretionary	2.9%
Cash & Other	2.9%

Top 10 Issuers	(%)
Brookfield Corp.	6.4%
Franco-Nevada Corp.	5.2%
Samsung Electronics Co. Ltd.	4.9%
McKesson Corp.	4.4%
Union Pacific Corp.	4.2%
Microsoft Corp.	4.0%
Novartis AG	4.0%
Fiserv, Inc.	3.7%
Heineken NV	3.6%
AstraZeneca PLC	3.5%
Geographic Breakdown (%)

Top Ten Countries	(%)
United States	56.9%
United Kingdom	12.0%
Canada	11.6%
Switzerland	7.0%
South Korea	5.0%
Netherlands	4.4%
Japan	2.6%
Argentina	1.3%
Sweden	0.7%
Cash & Other	-1.5%
[4]
Updated Prospectus Web Address	https://scharfetfs.com/gkat/

[1]
*	Expressed as a percentage of net assets.

[2]
*	Expressed as a percentage of net assets.

[3]
*	Expressed as a percentage of net assets.

[4]
*	Expressed as a percentage of net assets.